PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 96.7%
Common Stocks 93.1%
Brazil 3.1%
Ambev SA	80,400	$227,871
Banco Bradesco SA	8,001	28,447
Banco do Brasil SA	39,200	241,840
Banco Santander Brasil SA, UTS	5,100	31,858
BB Seguridade Participacoes SA	3,600	15,742
Centrais Eletricas Brasileiras SA	1,800	11,946
Cia Siderurgica Nacional SA	3,500	16,788
Petroleo Brasileiro SA	19,500	130,181
Vale SA	36,832	562,527
		1,267,200
Chile 1.4%
Cencosud SA	151,380	278,835
Falabella SA	87,987	313,170
		592,005
China 29.5%
Agricultural Bank of China Ltd. (Class H Stock)	136,000	51,891
Alibaba Group Holding Ltd.*	59,200	917,554
Bank of Beijing Co. Ltd. (Class A Stock)	91,300	64,566
Bank of Chengdu Co. Ltd. (Class A Stock)	33,600	74,487
Bank of China Ltd. (Class H Stock)	1,196,000	466,682
Bank of Communications Co. Ltd. (Class H Stock)	51,000	34,149
Bank of Jiangsu Co. Ltd. (Class A Stock)	41,600	43,222
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	54,000	59,720
Beijing Enterprises Holdings Ltd.	2,500	8,564
Beijing United Information Technology Co. Ltd. (Class A Stock)	3,600	64,870
BYD Co. Ltd. (Class H Stock)	11,500	335,917
China CITIC Bank Corp. Ltd. (Class H Stock)	318,000	151,901
China Construction Bank Corp. (Class H Stock)	697,000	534,267
China Evergrande Group(a)	978,000	210,773
China Galaxy Securities Co. Ltd. (Class H Stock)	18,000	10,699
China Hongqiao Group Ltd.	12,000	13,640
China International Capital Corp. Ltd. (Class H Stock), 144A	7,200	19,677
China Jinmao Holdings Group Ltd.	28,000	10,212
China Life Insurance Co. Ltd. (Class H Stock)	39,000	68,544
China Literature Ltd., 144A*	2,200	13,355
China Medical System Holdings Ltd.	137,000	232,275
China Meidong Auto Holdings Ltd.	2,000	9,458
China Merchants Bank Co. Ltd. (Class H Stock)	19,500	163,727
China Merchants Port Holdings Co. Ltd.	8,000	14,820

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
China Overseas Land & Investment Ltd.	20,000	$59,248
China Overseas Property Holdings Ltd.	140,000	162,374
China Pacific Insurance Group Co. Ltd. (Class H Stock)	13,800	42,278
China Petroleum & Chemical Corp. (Class H Stock)	126,000	66,386
China Resources Land Ltd.	18,000	86,891
China Resources Mixc Lifestyle Services Ltd., 144A	1,800	10,651
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (Class A Stock)	10,700	58,475
China Shenhua Energy Co. Ltd. (Class H Stock)	133,000	328,783
China Traditional Chinese Medicine Holdings Co. Ltd.	14,000	8,166
Chongqing Zhifei Biological Products Co. Ltd. (Class A Stock)	3,000	50,922
CITIC Ltd.	284,000	320,046
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	800	76,328
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	177,350	326,783
COSCO SHIPPING Ports Ltd.	10,000	7,975
Country Garden Services Holdings Co. Ltd.	9,000	53,462
CSPC Pharmaceutical Group Ltd.	45,200	55,210
East Money Information Co. Ltd. (Class A Stock)	3,200	16,043
Ecovacs Robotics Co. Ltd. (Class A Stock)	400	8,540
FAW Jiefang Group Co. Ltd. (Class A Stock)	36,800	54,478
GF Securities Co. Ltd. (Class H Stock)	5,600	9,706
Hengan International Group Co. Ltd.	4,000	19,586
Huatai Securities Co. Ltd. (Class H Stock), 144A	8,000	14,221
Huaxia Bank Co. Ltd. (Class A Stock)	72,000	63,839
Hunan Valin Steel Co. Ltd. (Class A Stock)	12,900	11,043
Industrial & Commercial Bank of China Ltd. (Class H Stock)	832,000	504,935
Industrial Bank Co. Ltd. (Class A Stock)	29,400	97,140
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	1,900	11,465
Intco Medical Technology Co. Ltd. (Class A Stock)	7,050	58,361
JD Health International, Inc., 144A*	1,750	14,304
JD.com, Inc., ADR*	2,500	187,200
JD.com, Inc. (Class A Stock)*	1,195	43,901
Jiangxi Copper Co. Ltd. (Class H Stock)	6,000	9,817
Kunlun Energy Co. Ltd.	20,000	20,790
Kunlun Tech Co. Ltd. (Class A Stock)	3,000	8,953
Kweichow Moutai Co. Ltd. (Class A Stock)	100	29,913
Lenovo Group Ltd.	38,000	41,208
Li Ning Co. Ltd.	33,000	322,701
Longfor Group Holdings Ltd., 144A	59,500	357,001
Meituan (Class B Stock), 144A*	11,000	322,129
Metallurgical Corp. of China Ltd. (Class A Stock)	104,900	61,184
NARI Technology Co. Ltd. (Class A Stock)	11,500	63,985
NetEase, Inc., ADR	3,500	361,760
New China Life Insurance Co. Ltd. (Class H Stock)	86,100	246,164

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
New Oriental Education & Technology Group, Inc., ADR*	7,600	$10,868
North Industries Group Red Arrow Co. Ltd. (Class A Stock)*	19,600	56,601
Oppein Home Group, Inc. (Class A Stock)	3,258	70,624
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	160,000	50,747
PetroChina Co. Ltd. (Class H Stock)	408,000	204,230
PICC Property & Casualty Co. Ltd. (Class H Stock)	36,000	33,624
Pinduoduo, Inc., ADR*	2,300	137,632
Ping An Bank Co. Ltd. (Class A Stock)	6,000	15,021
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	3,000	23,590
RiseSun Real Estate Development Co. Ltd. (Class A Stock)	86,900	61,140
Shaanxi Coal Industry Co. Ltd. (Class A Stock)	44,500	88,251
Shanghai International Port Group Co. Ltd. (Class A Stock)	72,261	64,723
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	4,400	8,581
Shanxi Coking Coal Energy Group Co. Ltd. (Class A Stock)	47,000	58,375
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	37,500	71,728
Shanxi Taigang Stainless Steel Co. Ltd. (Class A Stock)	55,100	58,273
Silergy Corp.	1,000	132,602
Sinopharm Group Co. Ltd. (Class H Stock)	7,600	17,035
Sinotruk Hong Kong Ltd.	5,000	7,458
Sunac China Holdings Ltd.	16,000	19,838
Suzhou Maxwell Technologies Co. Ltd. (Class A Stock)	600	46,662
TBEA Co. Ltd. (Class A Stock)	12,400	36,730
Tencent Holdings Ltd.	24,600	1,528,351
Want Want China Holdings Ltd.	25,000	24,537
Weibo Corp., ADR*	8,400	291,060
Wuxi Shangji Automation Co. Ltd. (Class A Stock)	3,000	59,843
Xiamen C & D, Inc. (Class A Stock)	49,800	73,633
Yankuang Energy Group Co. Ltd. (Class H Stock)	98,000	210,173
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Class A Stock)	200	11,328
Zhefu Holding Group Co. Ltd. (Class A Stock)	49,600	47,008
Zhongsheng Group Holdings Ltd.	36,500	281,823
Zhuzhou Kibing Group Co. Ltd. (Class A Stock)	22,800	57,222
ZTE Corp. (Class H Stock)	4,000	10,811
		12,119,437
Colombia 0.1%
Bancolombia SA	1,330	13,317
Ecopetrol SA	25,146	18,555
Interconexion Electrica SA ESP	2,256	13,481
		45,353

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Czech Republic 0.0%
Komercni Banka A/S	396	$17,582
Greece 0.8%
Hellenic Telecommunications Organization SA	5,998	116,537
JUMBO SA	10,535	156,582
OPAP SA	2,867	42,628
		315,747
Hong Kong 0.1%
Sino Biopharmaceutical Ltd.	53,000	36,692
Hungary 0.1%
MOL Hungarian Oil & Gas PLC	1,862	16,205
Richter Gedeon Nyrt	840	22,145
		38,350
India 12.6%
Aurobindo Pharma Ltd.	1,574	13,471
Bharat Electronics Ltd.	6,052	17,147
Cipla Ltd.	23,027	292,570
Colgate-Palmolive India Ltd.	2,624	50,294
Dabur India Ltd.	3,224	23,287
Divi’s Laboratories Ltd.	1,812	98,470
DLF Ltd.	3,256	17,289
Dr. Reddy’s Laboratories Ltd.	600	34,773
GAIL India Ltd.	9,078	17,729
Godrej Consumer Products Ltd.*	1,860	22,269
Hindalco Industries Ltd.	49,284	326,967
Hindustan Petroleum Corp. Ltd.	3,824	16,231
Housing Development Finance Corp. Ltd.	925	31,593
ICICI Bank Ltd.	9,169	98,686
Indian Oil Corp. Ltd.	10,829	18,344
Info Edge India Ltd.	390	25,731
Infosys Ltd., ADR	28,300	667,031
ITC Ltd.	96,831	287,992
JSW Steel Ltd.	4,900	41,668
Jubilant Foodworks Ltd.	4,455	203,732
Larsen & Toubro Infotech Ltd., 144A	326	27,600
Marico Ltd.	2,751	17,877
Mindtree Ltd.	336	18,225
NTPC Ltd.	182,814	350,737
Oil & Natural Gas Corp. Ltd.	13,394	31,245

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Page Industries Ltd.	431	$245,962
Power Grid Corp. of India Ltd.	63,844	185,092
Reliance Industries Ltd.	5,789	186,295
State Bank of India	17,318	126,138
Sun Pharmaceutical Industries Ltd.	30,044	337,415
Tata Consultancy Services Ltd.	5,087	256,310
Tata Steel Ltd.	18,775	275,872
Tech Mahindra Ltd.	10,524	210,430
Titan Co. Ltd.	8,928	285,256
Torrent Pharmaceuticals Ltd.	266	9,566
United Spirits Ltd.*	1,518	17,751
Wipro Ltd.	38,537	298,440
		5,185,485
Indonesia 2.4%
Adaro Energy Tbk PT	72,000	11,292
Astra International Tbk PT	711,700	272,039
Bank Mandiri Persero Tbk PT	94,500	49,433
Gudang Garam Tbk PT	20,100	42,950
Indofood Sukses Makmur Tbk PT	610,000	269,440
Kalbe Farma Tbk PT	122,200	13,983
Telkom Indonesia Persero Tbk PT	1,085,000	317,149
Unilever Indonesia Tbk PT	40,500	11,397
		987,683
Kuwait 0.1%
Mobile Telecommunications Co.	11,228	22,180
Malaysia 0.4%
Axiata Group Bhd	14,400	12,811
Hartalega Holdings Bhd	9,900	13,914
Inari Amertron Bhd	15,200	12,093
IOI Corp. Bhd	12,800	11,604
Kuala Lumpur Kepong Bhd	2,200	11,368
Petronas Chemicals Group Bhd	12,400	26,373
Sime Darby Plantation Bhd	9,900	8,371
Top Glove Corp. Bhd	110,400	56,004
		152,538
Mexico 1.0%
America Movil SAB de CV (Class L Stock)	176,500	166,079
Arca Continental SAB de CV	2,600	15,344

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mexico (cont’d.)
Gruma SAB de CV (Class B Stock)	1,080	$14,124
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	1,900	26,171
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	1,120	22,681
Grupo Bimbo SAB de CV (Class A Stock)	9,600	30,092
Megacable Holdings SAB de CV, UTS	11,400	36,740
Orbia Advance Corp. SAB de CV	5,400	12,649
Wal-Mart de Mexico SAB de CV	27,000	91,584
		415,464
Peru 0.0%
Southern Copper Corp.	300	19,167
Philippines 0.8%
BDO Unibank, Inc.	10,240	27,226
International Container Terminal Services, Inc.	67,880	267,202
Jollibee Foods Corp.	2,520	11,888
PLDT, Inc.	420	15,136
		321,452
Poland 0.3%
Cyfrowy Polsat SA	9,136	70,531
LPP SA	6	23,407
Powszechny Zaklad Ubezpieczen SA	3,000	26,725
		120,663
Qatar 0.8%
Commercial Bank PSQC (The)	10,440	20,461
Industries Qatar QSC	55,624	256,676
Qatar Islamic Bank SAQ	5,883	31,583
		308,720
Russia 2.1%
Inter RAO UES PJSC	202,400	10,204
LUKOIL PJSC	2,762	245,621
Magnit PJSC, GDR	8,583	112,453
PhosAgro PJSC, GDR	703	14,311
Polyus PJSC	176	27,685
Rosneft Oil Co. PJSC	5,856	43,769
Sberbank of Russia PJSC, ADR	28,691	403,176
		857,219

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Saudi Arabia 4.0%
Al Rajhi Bank	13,876	$549,264
Alinma Bank	4,680	37,458
Arab National Bank	23,084	170,689
Banque Saudi Fransi	3,034	42,309
National Industrialization Co.*	1,781	10,811
SABIC Agri-Nutrients Co.	1,071	48,271
Sahara International Petrochemical Co.	1,794	20,661
Saudi Arabian Mining Co.*	2,205	54,037
Saudi Basic Industries Corp.	10,007	333,273
Saudi Industrial Investment Group	1,105	10,037
Saudi Kayan Petrochemical Co.*	3,703	19,402
Saudi Telecom Co.	10,548	331,199
Yanbu National Petrochemical Co.	1,316	23,872
		1,651,283
South Africa 3.0%
Absa Group Ltd.	11,220	124,579
African Rainbow Minerals Ltd.	680	10,209
Aspen Pharmacare Holdings Ltd.	1,980	26,689
FirstRand Ltd.	91,893	370,778
Harmony Gold Mining Co. Ltd.	2,985	10,881
Impala Platinum Holdings Ltd.	17,329	266,995
Kumba Iron Ore Ltd.	4,489	159,812
MultiChoice Group	1,918	15,682
Northam Platinum Holdings Ltd.*	1,800	23,929
Old Mutual Ltd.	27,166	24,417
Pepkor Holdings Ltd., 144A	6,747	9,941
Sasol Ltd.*	4,554	102,737
Shoprite Holdings Ltd.	2,569	35,220
Sibanye Stillwater Ltd.	16,296	60,984
		1,242,853
South Korea 11.1%
BNK Financial Group, Inc.*	38,694	259,637
Cheil Worldwide, Inc.	13,221	241,697
Coway Co. Ltd.*	254	14,624
DB Insurance Co. Ltd.*	758	37,861
E-MART, Inc.	101	11,160
F&F Co. Ltd.*	18	12,500
GS Holdings Corp.*	231	7,406
Hana Financial Group, Inc.	9,384	352,811
Hankook Tire & Technology Co. Ltd.*	393	10,974
Hyundai Glovis Co. Ltd.	97	13,322

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Hyundai Steel Co.	437	$14,390
Industrial Bank of Korea	1,330	11,472
Kangwon Land, Inc.*	507	10,629
KB Financial Group, Inc.	3,606	179,414
Kia Corp.	5,624	393,550
Korea Investment Holdings Co. Ltd.*	3,609	219,110
KT&G Corp.	607	39,107
Kumho Petrochemical Co. Ltd.*	1,704	214,385
LG Corp.*	465	28,677
LG Display Co. Ltd.	1,189	19,984
LG Innotek Co. Ltd.	1,028	308,824
Mirae Asset Securities Co. Ltd.	5,350	38,012
NH Investment & Securities Co. Ltd.*	988	9,401
Pan Ocean Co. Ltd.*	1,298	5,412
POSCO	404	89,940
Samsung C&T Corp.	252	22,913
Samsung Electro-Mechanics Co. Ltd.	305	46,697
Samsung Electronics Co. Ltd.	24,462	1,521,506
Samsung Engineering Co. Ltd.*	836	15,267
Samsung Fire & Marine Insurance Co. Ltd.	168	27,958
Samsung SDI Co. Ltd.	282	139,927
Samsung Securities Co. Ltd.	4,415	147,894
Seegene, Inc.	285	12,876
Shinhan Financial Group Co. Ltd.	2,075	66,264
Woori Financial Group, Inc.	2,580	31,517
		4,577,118
Taiwan 15.8%
Acer, Inc.	16,000	16,456
Asustek Computer, Inc.	26,000	338,897
Cathay Financial Holding Co. Ltd.	41,000	94,679
China Development Financial Holding Corp.	71,000	47,359
Chunghwa Telecom Co. Ltd.	39,000	165,155
Compal Electronics, Inc.	11,000	10,061
eMemory Technology, Inc.	1,000	57,975
Evergreen Marine Corp. Taiwan Ltd.	60,000	254,813
Far EasTone Telecommunications Co. Ltd.	8,000	18,756
Feng TAY Enterprise Co. Ltd.	3,000	24,418
Formosa Plastics Corp.	20,000	76,123
Fubon Financial Holding Co. Ltd.	145,060	398,486
Hon Hai Precision Industry Co. Ltd.	64,000	235,286
MediaTek, Inc.	15,000	589,291
Micro-Star International Co. Ltd.	4,000	22,053
momo.com, Inc.	2,000	82,030

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Taiwan (cont’d.)
Nan Ya Plastics Corp.	27,000	$85,083
Nan Ya Printed Circuit Board Corp.	2,000	34,853
Novatek Microelectronics Corp.	3,000	52,087
Quanta Computer, Inc.	14,000	47,184
Realtek Semiconductor Corp.	3,000	57,667
Taiwan Cooperative Financial Holding Co. Ltd.	48,000	45,983
Taiwan High Speed Rail Corp.	10,000	10,276
Taiwan Semiconductor Manufacturing Co. Ltd.	138,000	3,172,145
Unimicron Technology Corp.	7,000	51,785
United Microelectronics Corp.	163,000	339,301
Vanguard International Semiconductor Corp.	18,000	86,327
Wan Hai Lines Ltd.	4,400	23,895
WPG Holdings Ltd.	8,000	15,845
Yageo Corp.*	2,000	33,708
		6,487,977
Thailand 2.0%
Advanced Info Service PCL	6,000	39,800
Charoen Pokphand Foods PCL	20,000	15,199
Land & Houses PCL	219,300	64,902
PTT Global Chemical PCL	95,600	163,568
Siam Cement PCL (The)	4,200	48,768
Siam Commercial Bank PCL (The)	4,400	16,707
Sri Trang Gloves Thailand PCL(a)	215,600	188,392
Thai Union Group PCL	476,000	299,457
		836,793
Turkey 0.1%
BIM Birlesik Magazalar A/S	2,542	13,446
Ford Otomotiv Sanayi A/S	447	8,361
KOC Holding A/S	4,214	10,299
		32,106
United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	13,920	34,060
Abu Dhabi Islamic Bank PJSC	124,042	234,560
Aldar Properties PJSC	20,874	23,569
Emaar Properties PJSC	18,075	24,134
First Abu Dhabi Bank PJSC	22,475	122,448
		438,771

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 0.4%
JBS SA	16,000	$106,183
Parade Technologies Ltd.	1,000	73,469
		179,652

Total Common Stocks (cost $31,534,931)		38,269,490
Preferred Stocks 3.6%
Brazil 2.9%
Banco Bradesco SA (PRFC)	24,600	106,227
Braskem SA (PRFC A)	26,800	248,665
Cia Energetica de Minas Gerais (PRFC)	82,845	206,095
Cia Paranaense de Energia (PRFC B)	110,400	150,108
Gerdau SA (PRFC)	7,100	37,304
Petroleo Brasileiro SA (PRFC)	72,400	441,345
		1,189,744
Russia 0.0%
Surgutneftegas PJSC (PRFC)	38,200	18,497
South Korea 0.7%
Hyundai Motor Co. (2nd PRFC)	200	16,167
Hyundai Motor Co. (PRFC)	128	10,003
LG Chem Ltd. (PRFC)*	42	10,623
Samsung Electronics Co. Ltd. (PRFC)	4,238	238,843
		275,636

Total Preferred Stocks (cost $1,248,113)		1,483,877

Total Long-Term Investments (cost $32,783,044)		39,753,367
Short-Term Investments 3.6%
Affiliated Mutual Fund 1.0%
PGIM Institutional Money Market Fund (cost $428,864; includes $428,840 of cash collateral for securities on loan)(b)(we)	429,155	428,855

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.6%
U.S. Treasury Bills (cost $249,985)	0.050%	03/17/22	250	$249,990

	Shares
Unaffiliated Fund 2.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $815,359)		815,359	815,359

Total Short-Term Investments (cost $1,494,208)				1,494,204

TOTAL INVESTMENTS 100.3% (cost $34,277,252)		41,247,571
Liabilities in excess of other assets(z) (0.3)%				(134,385)

Net Assets 100.0%				$41,113,186

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $400,635; cash collateral of $428,840 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
19	Mini MSCI Emerging Markets Index	Mar. 2022	$1,163,560	$(8,951)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).